Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2018 using
	Total fair value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	4,264		4,264
Money market fund	3,723	3,723
Short-term investments
Held-to-maturity debt investments	27,507		27,507
Long-term notes payable	68,763		68,763
Convertible senior notes	4,923		4,923

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	79,558		79,558
Long-term investments
Equity investments at fair value with readily determinable fair value	4,428	4,428
Investments accounted for at fair value	1,457			1,457
Available-for-sale debt investments	1,167			1,167
Other non-current assets
Derivative instruments	193		187	6

Total assets measured at fair value	86,803	4,428	79,745	2,630

Accounts payable and accrued liabilities
Derivative instruments	123			123
Amounts due to related parties, non-current
Financial liability	341		341

Total liabilities measured at fair value	464	—	341	123

			Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	10,848	1,558		10,848
Money market fund	1,719	247	1,719
Short-term investments
Held-to-maturity debt investments	107,654	15,464		107,654
Long-term investments:
Held-to-maturity debt investment	491	70		491
Long -term notes payable	45,282	6,504		45,282
Convertible senior notes	14,142	2,031		14,142

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	5,637	810		5,637
Long-term investments
Equity investments at fair value with readily determinable fair value	11,334	1,628	11,334
Investments accounted for at fair value	1,819	261			1,819
Available-for-sale debt investments	3,970	570			3,970
Other non-current assets
Derivative instruments	24	4		24

Total assets measured at fair value	22,784	3,273	11,334	5,661	5,789

Accounts payable and accrued liabilities
Derivative instruments	125	18			125
Amounts due to related parties, current
Financial liability	401	58		401

Total liabilities measured at fair value	526	76	—	401	125

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Investment
s
accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 201 7	321
Additions	822
Disposals	(5)
Net unrealized fair value increase recognized in earning	293
Foreign currency translation adjustments	26
Balance at December 31, 2018	1,457
Additions	282
Disposals	(128)
Net unrealized fair value increase recognized in earning	197
Foreign currency translation adjustments	11

Balance at December 31, 2019	1,819

Balance at December 31, 2019, in US$	261

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2017	—
Additions	1,167
Balance at December 31, 2018	1,167
Additions	2,785
Disposals	(20)
Net unrealized fair value increase recognized in other comprehensive income	91
Accrued interest	48
Impairment	(81)
Foreign currency translation adjustments	(20)
Balance at December 31, 2019	3,970

Balance at December 31, 2019, in US$	570

Assets measured at fair value on a non-recurring basis

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes our assets held as of December 31, 2018 and 2019 for which a non-recurring fair value measurement was recorded during the year ended December 31, 2018 and 2019:

	Total fair value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Signific ant Other Observable inputs (Level 2 )	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis
As of December 31, 2018
Long-term investments	19,739	2,835	—	4,983	14,756	3,512	504	(622)	(89)
Intangible assets	—	—	—	—	—			(5)	(1)

As of December 31, 2019
Long-term investments	22,778	3,272	14,105	358	8,315	(230)	(33)	(9,989)	(1,435)
Intangible assets	76	11	—	—	76			(406)	(58)